Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity
Shareholders’ Equity
Dividends – On February 20, 2012, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.32 per share to $0.36 per share payable quarterly beginning on April 13, 2012. Generally, our dividend date-of-record is in the last month of the quarter, and the dividend is paid the following month.
Share Repurchase Program – On May 31, 2012, we announced that our Board of Directors endorsed an updated capital structure strategy. A part of this capital structure strategy includes returning additional capital more quickly to shareholders through an expanded share repurchase program of $1.0 billion. The $1.0 billion share repurchase program authorization included approximately $233 million of remaining capacity under our prior share repurchase program, which was originally approved by our Board of Directors on September 12, 2011 and replenished on December 15, 2011. Our share repurchase program does not have an expiration date, and we reserve the right to limit or terminate the repurchase program at anytime without notice.
As a part of the $1.0 billion share repurchase program, on June 14, 2012, we entered into an accelerated share repurchase program (the “ASR Program”) with J.P. Morgan Securities LLC, as agent for JPMorgan Chase Bank, N.A., London Branch, under which we agreed to repurchase an aggregate of $300.0 million of our common stock. Under the ASR Program, we paid $300.0 million and received an initial delivery of 2,260,738 shares, representing 80% of the ASR Program's value at the then-current price of $106.16 per share. The remaining 20% of the ASR Program's value will be delivered at program settlement, with the final number of shares to be repurchased based on the volume-weighted average price of our common stock during the repurchase period, less an agreed upon discount and adjusted for the initial share delivery. Under the terms of the ASR Program, at settlement, we could either receive additional shares from the counterparty or be required to deliver additional shares or cash, at our option, to the counterparty. The ASR Program will be complete by the end of 2012.
The ASR Program was accounted for as two separate transactions: (i) as shares of common stock acquired in a treasury stock transaction and (ii) as a forward contract indexed to our own common stock. The initial delivery of shares resulted in an immediate reduction of the outstanding shares used to calculate the weighted-average common shares outstanding for basic and diluted net earnings per share from the effective date of the ASR Program. We have determined that the forward contract indexed to our common stock met all of the applicable criteria for equity classification. The ASR Program was funded through a combination of cash on hand, existing capacity on our revolving credit facility and proceeds from a new $250.0 million Bridge Loan, which is described in further detail in Note 5 above.
Inclusive of the ASR Program's 2,260,738 initial share delivery, representing 80% of the program's value, we repurchased 3,307,003 shares of our outstanding common stock for $350.8 million, and 100,000 shares for $12.2 million, during the three months ended June 30, 2012 and 2011, respectively. We repurchased 3,492,003 shares of our outstanding common stock for $372.9 million, and 212,500 shares for $26.0 million, during the six months ended June 30, 2012 and 2011, respectively. As of June 30, 2012, we have $624.7 million of remaining capacity under our current share repurchase program, which reflects the full $300.0 million value of the ASR Program, which will conclude by the end of 2012.

SHAREHOLDERS’ EQUITY
On February 20, 2012, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.32 per share to $0.36 per share payable quarterly beginning on April 13, 2012. On February 21, 2011, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.29 per share to $0.32 per share payable quarterly beginning on April 14, 2011. On February 22, 2010, our Board of Directors authorized an increase in the payment of quarterly dividends on our common stock from $0.27 per share to $0.29 per share payable quarterly beginning on April 7, 2010. Generally, our dividend date-of-record is in the last month of the quarter, and the dividend is paid the following month.
On February 27, 2008, our Board of Directors announced the approval of a program to repurchase up to $300.0 million of our outstanding common stock, which concluded in the fourth quarter of 2011. On September 12, 2011, our Board of Directors announced the approval of a new program to repurchase up to $300.0 million of our outstanding common stock over an unspecified time period. We repurchased $7.3 million and $101.6 million of our common stock under the old and new programs, respectively, in the fourth quarter of 2011. On December 15, 2011, the Board of Directors announced the approval of the replenishment of the new $300.0 million share repurchase program, providing the full $300.0 million in remaining authorized repurchase capacity at December 31, 2011. Our share repurchase program does not have an expiration date, and we reserve the right to limit or terminate the repurchase program at any time without notice.
We repurchased 1,482,833, 450,000 and 544,500 shares for $150.0 million, $46.0 million and $40.9 million during 2011, 2010 and 2009, respectively. To date, we have repurchased a total of 4,218,433 shares for $401.9 million under these programs.